Offerings - Offering: 1	May 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, with no par value
Amount Registered | shares	12,774,942
Proposed Maximum Offering Price per Unit	11.20
Maximum Aggregate Offering Price	$ 143,079,350.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,759.26
Offering Note	This Registration Statement registers 12,774,942 Class A ordinary shares, with no par value (the “Class A Ordinary Shares”), of Horizon Quantum Holdings Ltd. (the “Registrant”) of which (i) up to 6,375,193 Class A Ordinary Shares are issuable upon exercise of certain equity stock options currently issued and outstanding, subject to certain vesting provisions; and (ii) 6,399,749 that will be reserved for issuance under Horizon Quantum Holdings Ltd. 2026 Equity Incentive Plan. Estimated solely for the purpose of calculating the registration fee which was computed in accordance with Rules 457(c) and 457(h)(1) under the Securities Act of 1933, as amended, on a basis of the average of the high and low sales prices of the Class A Ordinary Shares last reported on The Nasdaq Capital Market on May 19, 2026.